Annual Fund Operating Expenses - Pioneer Flexible Opportunities Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.32%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	1.30%	[1]
Fee Waiver or Reimbursement	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	1.23%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.31%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	2.04%	[1]
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	2.04%
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.30%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	1.03%	[1]
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.93%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.62%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	1.85%	[1]
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	1.85%
Class K
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	0.96%	[1]
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.93%

[1]	Total annual fund operating expenses in the table, before and after fee waiver and expense reimbursements, may be higher than the corresponding ratio of expenses to average net assets shown in the “Financial Highlights”, section which does not include acquired fund fees and expenses.
[2]	The fund’s investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 1.20%, 0.90% and 0.90% of the average daily net assets attributable to Class A, Class K and Class Y shares, respectively. These expense limitations are in effect through March 1, 2022. There can be no assurance that the adviser will extend these expense limitations beyond such time. Net expenses for a Class may exceed the applicable expense limitation to the extent that the fund incurs excluded expenses. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.